EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted weighted average shares outstanding and earnings per share were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Net income attributable to Longevity Market Assets	$6,750,145	$4,679,558	$14,835,648	$11,515,698
Weighted-average shares used in computing net income per share, basic and diluted	50,507,728	50,369,350	50,438,921	50,369,350
Basic and diluted earnings per share:	$0.13	$0.09	$0.29	$0.23